    As filed with the Securities and Exchange Commission on October 26, 2006.

                                           Registration Nos. File No. 333-116426
                                                               File No. 811-8260

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933            [X]

                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 7

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment No. 14                             [X]

                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                2000 Heritage Way
                               Waverly, Iowa 50677
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (319) 352-4090

                           Kevin S. Thompson, Esquire
                       CUNA Mutual Life Insurance Company
                             5910 Mineral Point Road
                                Madison, WI 53705
               (Name and Address of Agent for Service of Process)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  on October 30, 2006 pursuant to paragraph (b) of Rule 485.

[ ]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.

[ ]  on October 30, 2006 pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities being registered: Units of interest in a Variable Account under flexible Premium Defined Variable Annuity Contracts.

================================================================================

                       CUNA MUTUAL LIFE INSURANCE COMPANY
                    CUNA MUTUAL LIFE VARIABLE ANNUITY ACCOUNT


                        SUPPLEMENT DATED OCTOBER 30, 2006


                                     TO THE
                          PROSPECTUS DATED MAY 1, 2006
                                       FOR


                         MEMBERS(R) VARIABLE ANNUITY III


This supplement updates your Prospectus for the MEMBERS Variable Annuity III (the "Contract") issued through CUNA Mutual Life Variable Annuity Account. The supplement provides you with information about (i) three additional Subaccounts to which you may allocate your purchase payments or transfer Contract Value,
(ii) the Spouse Beneficiary Death Benefit, and (iii) the Spousal Continuation Endorsement. The Spouse Beneficiary Death Benefit and the Spouse Continuation Endorsement will be offered in new Contracts, as approved in your state. The supplement also provides you with information about new versions of the Guaranteed Minimum Withdrawal Benefit and the Guaranteed Minimum Accumulation Benefit that will be offered in new Contracts, as approved in your state.

I.   ADDITIONAL SUBACCOUNTS

Add the following under "Ultra Series Fund" on the Prospectus cover page:

     -    Conservative Allocation Fund

     -    Moderate Allocation Fund

     -    Aggressive Allocation Fund


More information about the Allocation Funds is provided in the attached prospectus to this supplement.


Add the following after "Global Series Fund" in the subsection "The Ultra Series Fund" under "The Underlying Funds:"

Conservative Allocation Fund. This Fund seeks income, capital appreciation, and relative stability of value by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors, the Fund's investment adviser.

Moderate Allocation Fund. This Fund seeks capital appreciation, income, and moderate market risk by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors, the Fund's investment adviser.

Aggressive Allocation Fund. This Fund seeks capital appreciation by investing primarily in shares of underlying funds, including Exchange Traded Funds (ETFs). The Fund will be diversified among a number of asset classes and its allocation among underlying funds will be based on an asset allocation model developed by MEMBERS Capital Advisors, the Fund's investment adviser.

II.  FEE TABLE

Replace the charges for the Guaranteed Minimum Withdrawal Benefit and Guaranteed Minimum Accumulation Benefit in "Annual Charges for Optional Riders and Endorsements" in the "Periodic Charges other than Fund Expenses" table under "Expense Tables" with the following:


Guaranteed Minimum Withdrawal Benefit (as a percentage of average     1.00%**
monthly Contract Value for the prior year) (for riders generally issued before [October 30, 2006])

Guaranteed Minimum Withdrawal Benefit (as a percentage of average     0.60%***
monthly Contract Value for the prior year) (for riders generally issued after [October 30, 2006], as available in your state)

Guaranteed Minimum Accumulation Benefit (as a percentage of average   1.00%**
monthly Contract Value for the prior year) (for riders generally issued before [October 30, 2006])

Guaranteed Minimum Accumulation Benefit (as a percentage of average   0.50%****
monthly Contract Value for the prior year) (for riders generally issued after [October 30, 2006], as available in your state)


**   The Company currently charges .50% per year.

*** This charge is guaranteed for the benefit period. It will not change unless you choose to step-up your benefit. If you choose to step-up your benefit, the charge generally will be the current charge at the time of election.

**** This charge is guaranteed for the benefit period. It will not change unless you elect to step-up your benefit or renew your benefit period. If you choose to step-up or renew your benefit, the charge generally will be the current charge at the time of election.

Add the following after "Earnings Enhanced Death Benefit Rider" in "Annual Charges for Optional Riders and Endorsements" in the "Periodic Charges other than Fund Expenses" table under "Expense Tables:"

Spouse Beneficiary Death Benefit Rider (as a percentage of   0.05%
average monthly Contract Value)

Replace the "Examples of Maximum Charges" under "Expense Tables" with the following:

EXAMPLES OF MAXIMUM CHARGES

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Examples show the maximum costs of investing in the Contract, including surrender charges, the annual Contract fee (after being converted into a percentage), Variable Account annual expenses, the 3% Annual Guaranteed Death Benefit, the Maximum Anniversary Value Death Benefit, the Earnings Enhanced Death Benefit, the GMWB charge for Contracts generally issued before the date of this supplement, (if the version described in this supplement of the Guaranteed Minimum Withdrawal Benefit rider is available in your state, your costs would be lower) and the maximum Annual Fund Operating Expenses for the year ended December 31, 2005. These costs reflect the most expensive combination of Contract charges.


The Examples assume that you invest $10,000 in the Contract for the time periods indicated.

The Examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender your Contract (or you annuitize the Contract under Income Payment Option 2A (with fixed Income Payments) or Options 3-8) at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
$1,141    $1,812    $2,498     $4,364


(2) If you do not surrender your Contract (or you annuitize the Contract under Income Payout Option 2A (with fixed Payments) or Options 3-8) at the end of the applicable time period:


1 YEAR   3 YEARS   5 YEARS   10 YEARS
------   -------   -------   --------
 $421     $1,272    $2,138    $4,364


THE EXAMPLES ARE ILLUSTRATIONS AND DO NOT REPRESENT PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN. SIMILARLY, YOUR RATE OF RETURN MAY BE MORE OR LESS THAN THE 5% ASSUMED IN THE EXAMPLES.

The Examples provided above assume that no transfer charges, premium taxes, or market value adjustments have been assessed.

For purposes of the Fee Table and Examples, the Company assumes that the Contract is owned before the Payout Date. Different fees and charges apply after the Payout Date. See "Charges and Deductions."

Appendix A to the Prospectus provides certain financial information concerning the Subaccounts, including information about Accumulation Unit values.

III. SPOUSE BENEFICIARY DEATH BENEFIT RIDER

Add the following after "Earnings Enhanced Death Benefit rider" under "Rider/Endorsement Charges" in the subsection "Charges and Deductions" of the "Summary:"

The charge for the Spouse Beneficiary Death Benefit rider is 0.05% of the average monthly Contract Value.

Add the following after the second sentence of "Enhanced Death Benefit Rider Charges" under "Charges and Deductions:"

In addition, the Spouse Beneficiary Death Benefit Rider carries an annual charge of 0.05% of average monthly Contract Value for the prior year.

Add the following after the subsection "Earnings Enhanced Death Benefit" under "Optional Death Benefit Riders:"

SPOUSE BENEFICIARY DEATH BENEFIT RIDER


The spousal death benefit extends the basic death benefit and any attached death benefit riders on your life, during the accumulation period, to your spouse if he or she is your sole beneficiary under the contract. If your spouse dies before you do, the benefit (if any) described below will be paid into your contract. You may wish to consider electing this rider if you will be the sole owner and annuitant under the contract and you intend to name your spouse as your sole beneficiary.



You should not add this rider if you do not intend for your spouse to be the sole beneficiary, if you desire to name a co-annuitant, or if you are not the sole owner of the contract.


This rider provides a spousal death benefit if your spouse Beneficiary dies during the accumulation period provided:

     -    you are named as both the sole Annuitant and the sole Owner;

     -    your spouse is named as the sole Beneficiary;

     - your spouse has signed the application or written request for this rider; and

     - both you and your spouse are less than age 76 on the rider effective date.

The Spouse Beneficiary Death Benefit Rider will not be issued in conjunction with the Earnings Enhanced Death Benefit.

SPOUSE BENEFICIARY DEATH BENEFIT. In the event your spouse Beneficiary dies, the Company will calculate the spousal death benefit proceeds according to the terms of the Contract, including any attached death benefit riders, and compare the amount of those proceeds to the Surrender Value as of the date the Company receives Due Proof of Death. If the death benefit proceeds are greater than your Surrender Value, the Company will allocate the difference according to the purchase payment allocation designation on file as of the date it receives Due Proof of Death. If death benefit proceeds are less than your Surrender Value on the date the Company receives Due Proof of Death, no additional amount will be added to your Contract. The charges for this rider will not be refunded.

The additional amount, if any, will not increase surrender charges on the Contract. However, any amount allocated to a Fixed Account will begin a new fixed period that may be subject to market value adjustment.

TERMINATION. The Spouse Beneficiary Death Benefit rider will terminate on the earliest of:

     - the date death benefit proceeds become payable on you according to the provisions of the Contract;

     - the date death benefit proceeds become payable on your spouse Beneficiary according to the terms of this rider;

     -    the Payout Date;

     - the date the Company receives written request to change your Beneficiary;

     -    the date you surrender your Contract; or

     - the date you chose to end this rider by written request to the Company.

If your spouse beneficiary ceases to be your spouse, this rider will terminate on the date you notify the Company.

CHARGES. If you elect the Spouse Beneficiary Death Benefit, the Company will deduct a charge that compensates it for the costs and risks it assumes in providing this benefit. The current annual Spouse Beneficiary Death Benefit charge percentage is 0.05%. The amount of the Spouse Beneficiary Death Benefit charge is calculated by multiplying the current annual Spouse Beneficiary Death Benefit charge percentage by the average monthly Contract Value for the prior Contract Year. The average monthly Contract Value is equal to the sum of each monthly Contract Value (the Contract Value as of the same day of the month as the Contract Issue Date) divided by the number of months. On each Contract Anniversary during the accumulation period, the Company will deduct the Spouse Beneficiary Death Benefit charge pro-rata from your Contract Value. A pro-rata portion of the charge also will be deducted upon Contract surrender, termination of the rider, payment of death benefit proceeds, or start of payments under an Income Payout Option, if the surrender, termination, payment of death benefit proceeds or start of payments under an Income Payment Option does not occur on a Contract Anniversary.

IV.  SPOUSAL CONTINUATION ENDORSEMENT

Add the following after the subsection "Contract Value Increase Endorsement" under "Available Contract Endorsements:"

SPOUSAL CONTINUATION ENDORSEMENT

Under this endorsement, your spouse may elect to continue your Contract in lieu of taking a lump sum death benefit payment. There are conditions, however, associated with this endorsement. These conditions are that: you are named as both the sole Annuitant and sole Owner; your spouse is named as the sole Beneficiary; your death occurs during the accumulation period; your spouse is less than age 95 on the contract continuation date; your Contract is not collaterally assigned; and the Company receives your spouse's written request to elect this benefit within 60 days of receipt of Due Proof of Death. You may only elect this endorsement at Contract issue.

If your spouse elects spousal continuation, the Company will calculate the death benefit proceeds according to the terms of the Contract including any attached death benefit riders and compare that amount to the Contract Value, as of the date the Company receive Due Proof of Death, which will have been reduced by any applicable pro-rata rider charges, any premium expense charge not previously deducted, and any loan amount. The greater of these two amounts is the contract continuation amount. Your loan amount, if any, will be repaid as of the contract continuation date. The entire contract continuation amount will become the Contract Value as of the contract continuation date and that amount will be allocated to the investment options the Company receives by written request (otherwise, the Company will use the purchase payment allocation designation it has on file). The Company will waive all surrender charges and market value adjustments applicable to purchase payments made prior to the contract continuation date. As of the contract continuation date, your spouse will become the new Owner and Annuitant, and may exercise all rights under the Contract. The contract continuation date will be the measurement date for Contract Anniversaries of the continued Contract. The anticipated Payout Date for the continued Contract will be the later of Contract Anniversary following the new spouse Owner's 85th birthday or 10 years after the contract continuation date.

All optional benefit riders/endorsements issued to you as Owner will terminate as of the date the Company receives Due Proof of Death. Your spouse, as new Owner, may elect any optional benefit riders/endorsements the Company make available by written request, subject to Company approval.

The Company will currently allow your spouse, as new Owner, to add optional death benefit riders, except for the Earnings Enhanced Death Benefit. The Company also currently allows your spouse, as new Owner, to add the Guaranteed Accumulation Benefit and Guaranteed Minimum Withdrawal Benefit.

There is no charge for the spousal continuation endorsement.

V.   GUARANTEED MINIMUM WITHDRAWAL BENEFIT


Add the following after the sixth sentence under "rider/Endorsement Charges" in the subsection "Charges and Deductions" of the "Summary:



However, for Guaranteed Minimum Withdrawal Benefit riders issued on and after the date of this supplement and as available in your state, the current Guaranteed Minimum Withdrawal Benefit charge will be .60% of the average monthly Contract Value for the prior Contract Year.



Add the following after the second sentence under the "Guaranteed Living Benefit Charges" of "Charges And Deductions:"



However, for Guaranteed Minimum Withdrawal Benefit riders issued on and after the date of this supplement and as available in your state, the current Guaranteed Minimum Withdrawal Benefit charge will be .60% of the average monthly Contract Value for the prior Contract Year.



Replace the chart after the first paragraph under "Electing the Guaranteed Minimum Withdrawal Benefit Rider" in the subsection "Guaranteed Minimum Withdrawal Benefit" under "Optional Benefit Riders:"

         INVESTMENT CATEGORY                     SUBACCOUNTS
         -------------------                     -----------
Individual Funds - (100% allocated to   100% Balanced
only one of the available funds)        100% Conservative Allocation
                                        100% Moderate Allocation

Conservative 7-14 Years                  45% Bond
                                         25% Large Cap Value
                                         15% Large Cap Growth
                                          5% High Income
                                          5% Mid Cap Value
                                          5% International Stock

Conservative 15+ Years                   35% Bond
                                         30% Large Cap Value
                                         10% International Stock
                                          5% High Income
                                         10% Large Cap Growth
                                         10% Mid Cap Value

Moderate 7-14 Years                      30% Bond
                                         25% Large Cap Value
                                          5% Mid Cap Growth
                                          5% International Stock
                                         10% Mid Cap Value
                                          5% High Income
                                         15% Large Cap Growth
                                          5% Global Securities

Under "Optional Benefit Riders," add the following after "Guaranteed Minimum Withdrawal Benefit;"

For Guaranteed Minimum Withdrawal Benefit riders issued on or after the date of this supplement and as available in your state, the Guaranteed Minimum Withdrawal Benefit will be as follows:

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

GENERAL. The Guaranteed Minimum Withdrawal Benefit rider is available for an additional charge. The Guaranteed Minimum Withdrawal Benefit offers you the ability to take a specified annual withdrawal regardless of your Contract Value. If you do not choose to make withdrawals under the Guaranteed Minimum Withdrawal Benefit rider, the charges collected for this benefit will not be refunded. You may elect either the Guaranteed Minimum Withdrawal Benefit or the Guaranteed Minimum Accumulation Benefit, but not both optional benefits.

ELECTING THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. You may elect the Guaranteed Minimum Withdrawal Benefit rider if the Annuitant is not more than 85 years old on the Contract Issue Date. The Contract offers static benefit allocation models with pre-selected Subaccounts and percentages that have been established for different types of investors. If you elect the Guaranteed Minimum Withdrawal Benefit rider, all of your Net Purchase Payments and all of your Contract Value must participate in one of the benefit allocation models that the Company makes available for that purpose. The current benefit allocation models (by investment category and the Subaccounts in which the models invest) are:


         INVESTMENT CATEGORY                     SUBACCOUNTS
         -------------------                     -----------
Individual Funds - (100% allocated to   100% Balanced
only one of the available funds)        100% Conservative Allocation
                                        100% Moderate Allocation

Conservative 7-14 Years                  45% Bond
                                         25% Large Cap Value
                                         15% Large Cap Growth
                                          5% High Income
                                          5% Mid Cap Value
                                          5% International Stock

Conservative 15+ Years                   35% Bond
                                         30% Large Cap Value
                                         10% International Stock
                                          5% High Income
                                         10% Large Cap Growth
                                         10% Mid Cap Value

Moderate 7-14 Years                      30% Bond
                                         25% Large Cap Value
                                          5% Mid Cap Growth
                                          5% International Stock
                                         10% Mid Cap Value
                                          5% High Income
                                         15% Large Cap Growth
                                          5% Global Securities


WITHDRAWALS IN GENERAL. On or after your rider issue date, you may make guaranteed withdrawals each rider year up to the guaranteed annual lifetime withdrawal amount (the "GALWA"). Guaranteed withdrawals up to the GALWA will not impact the lifetime benefit basis (defined below under "Amount of your guaranteed withdrawals"). If, after you have taken a guaranteed withdrawal, you choose to receive only a part of, or none of, your GALWA in any given rider year, your GALWA will not increase.

If you do not take any guaranteed withdrawals, your GALWA will increase annually on each rider anniversary until the earliest of:

     -    the date of your first withdrawal; or

     - the 10th rider anniversary (or the 10th step-up anniversary, if a step-up is elected).

Each increase will be equal to five percent (5%) of the lifetime benefit basis as of your first rider anniversary (or step-up anniversary if a step-up is elected).

Within each rider year, you may also withdraw more than the GALWA. The portion of any withdrawal which is in excess of the GALWA in effect at the time of the withdrawal request is referred to as an "excess withdrawal." In addition, an excess withdrawal may occur when the amount withdrawn, when added to prior withdrawals during a rider year, exceeds the GALWA. Scheduled withdrawals under systematic withdrawal program to satisfy a required minimum distribution plan for the value of this Contract are not considered excess withdrawals provided you enroll in the plan before guaranteed withdrawals begin. Excess withdrawals will reduce your lifetime benefit basis, and may do so by more than the actual amount of the excess withdrawal.

Please note that all guaranteed withdrawals under the Guaranteed Minimum Withdrawal Benefit rider are also partial withdrawals under the Contract and will reduce your death benefit. Any applicable contingent deferred sales charge and market value adjustment will apply to guaranteed withdrawals. If a guaranteed withdrawal under the Guaranteed Minimum Withdrawal Benefit causes your Contract Value to be equal to or less than zero, the Company will pay any remaining guaranteed withdrawals under the terms of the Guaranteed Minimum Withdrawal Benefit under an Income Option that the Company makes available for that purpose (the "Guaranteed Minimum Withdrawal Benefit settlement"). Your Contract and all other riders then will terminate. If the guaranteed withdrawals continue past the anticipated Payout Date, the Company will allow you to extend that Payout Date. However, if you extend the Payout Date beyond age 85 (or 10 years from the Contract Issue Date, if later): (1) all other riders will terminate on that date, and (2) the Company will no longer accept purchase payments under the Contract. Tax consequences may apply. (See "Tax Status of the Contract - Taxation of Annuities" in the Prospectus).

You should carefully consider when to begin taking guaranteed withdrawals if you have elected the Guaranteed Minimum Withdrawal Benefit. If you begin taking guaranteed withdrawals too soon or delay taking guaranteed withdrawals for too long, you may limit the value of the Guaranteed Minimum Withdrawal Benefit. If you elect the Guaranteed Minimum Withdrawal Benefit for a Qualified Contract, tax rules may prevent you from taking partial withdrawals when you otherwise would, or require you to take excess withdrawals, reducing your lifetime benefit basis. See "Federal Tax Matters - Taxation of Qualified Plans" on pages 31-32 of your Prospectus. Consult a tax advisor before purchasing the Guaranteed Minimum Withdrawal Benefit rider.

EXCESS WITHDRAWALS MORE THAN THE GALWA. If an excess withdrawal occurs and the partial withdrawals during a rider year are more than the current GALWA, the lifetime benefit basis will be reset to equal the lesser of:

     a)   the Contract Value immediately following the withdrawal; or

     b) the previous lifetime benefit basis reduced dollar for dollar by (i) the total of all partial withdrawals to date during the current rider year, if prior partial withdrawals were made during the rider year that were not excess withdrawals, otherwise (ii) the amount of the withdrawal.

TERMINATION. You may terminate the Guaranteed Minimum Withdrawal Benefit rider on any date following the expiration of the minimum charge period of 7 years. In addition, the Guaranteed Minimum Withdrawal Benefit rider will automatically terminate on the earliest of:

     a)   the Payout Date;

     b) the date Due Proof of Death of the Annuitant (last remaining Annuitant, if joint Annuitants) is received;

     c)   the date there is a change of Annuitant for any reason; or

     d)   the date you surrender your Contract.

For the Guaranteed Minimum Withdrawal Benefit to remain in effect, all of your Net Purchase Payments and all of your Contract Value must be invested in an available benefit allocation model. You may transfer to another available benefit allocation model at anytime. However, if you discontinue allocating your Net Purchase Payments and Contract Value to one of the available benefit allocation models, the Guaranteed Minimum Withdrawal Benefit will automatically terminate on the later of: (i) the last day of the minimum charge period as shown on the Rider Data Page; (ii) the date your Contract Value is transferred to an investment option other than an available benefit allocation model, or
(iii) the date of change in allocation of purchase payments to an investment option other than an available benefit allocation model. On the date of that transfer or change of allocation to an investment option that is not an available benefit allocation model, your lifetime benefit basis will be reduced to zero, and you cannot step-up the lifetime benefit basis as described below.

AMOUNT OF YOUR GUARANTEED WITHDRAWALS. The Company determines your GALWA by multiplying the lifetime benefit basis by the annual lifetime benefit percentage shown on your Rider Data Page. The table below shows the current annual lifetime benefit percentages.

                   CURRENT ANNUAL LIFETIME BENEFIT PERCENTAGES

                       JOINT ANNUITANTS     JOINT ANNUITANTS
                      (AGE DIFFERENCE 5     (AGE DIFFERENCE
                         YRS OR LESS)          OVER 5 YRS)
                       ATTAINED AGE OF       ATTAINED AGE OF
  ATTAINED AGE AT      OLDEST ANNUITANT     OLDEST ANNUITANT
 FIRST WITHDRAWAL    AT FIRST WITHDRAWAL    FIRST WITHDRAWAL
------------------   -------------------   ------------------
 AGE    PERCENTAGE    AGE     PERCENTAGE    AGE    PERCENTAGE
-----   ----------   -----    ----------   -----   ----------
45-58      4.00%     45-5        3.00%     45-58     2.00%
59-64      5.00%     59-64       4.00%     59-64     3.00%
65-69      5.50%     65-69       4.50%     65-69     3.50%
70-74      6.00%     70-74       5.00%     70-74     4.00%

                   CURRENT ANNUAL LIFETIME BENEFIT PERCENTAGES

                       JOINT ANNUITANTS     JOINT ANNUITANTS
                      (AGE DIFFERENCE 5     (AGE DIFFERENCE
                         YRS OR LESS)          OVER 5 YRS)
                       ATTAINED AGE OF       ATTAINED AGE OF
  ATTAINED AGE AT      OLDEST ANNUITANT     OLDEST ANNUITANT
 FIRST WITHDRAWAL    AT FIRST WITHDRAWAL    FIRST WITHDRAWAL
------------------   -------------------   ------------------
 AGE    PERCENTAGE    AGE     PERCENTAGE    AGE    PERCENTAGE
-----   ----------   -----    ----------   -----   ----------
75+        6.50%     75+         5.50%     75+       4.50%
                     If only one           If only one
                     Annuitant is living   Annuitant is
                     at the time of your   living at the time
                     first withdrawal,     of your first
                     the percentages       withdrawal, the
                     shown above           percentages shown
                     currently will be     above currently
                     increased by 1%.      will be increased
                                           by 2%.

Any change in the lifetime benefit basis will also result in a change in the GALWA. The lifetime benefit basis is used only to calculate the GALWA. The lifetime benefit basis does not establish or guarantee a minimum Contract Value, Surrender Value, death benefit, or return for any Subaccount.

The lifetime benefit basis as of the rider issue date is equal to: (i) your initial Net Purchase Payment, if the rider is issued at Contract issue; (ii) your Contract Value, if the rider is issued after the Contract Issue Date; (iii) the greater of the GMAB basis or the Contract Value as of the rider issue date, if the rider is issued as a conversion from a Guaranteed Minimum Accumulation Benefit rider; or (iv) the continuation amount, if the rider is issued as a result of spousal continuation. The Company will increase the lifetime benefit basis by any Net Purchase Payments it receives during the window period, currently, the first 12 months after rider issue. The Company limits the amount of window purchase payments that count toward this benefit to the maximum window purchase payment, currently two times your initial purchase payment. (This amount is shown on your Rider Data Page). The Company is currently waiving this limitation. You should carefully consider whether you want to make purchase payments after the window period or in excess of the maximum window purchase payment amount. Such purchase payments will increase the cost of the Guaranteed Minimum Withdrawal Benefit rider, and will not participate in any Guaranteed Minimum Withdrawal Benefit rider benefits.

The Company will reduce the lifetime benefit basis if an excess withdrawal occurs. In addition, as discussed above, if you elect not to participate in an available benefit allocation model, the lifetime benefit basis will become zero and the Guaranteed Minimum Withdrawal Benefit rider will terminate.


STEP-UP. On any monthly anniversary (a monthly anniversary is the same day each month as your rider issue date) on or following your third rider anniversary (and on any monthly anniversary or following each subsequent third rider step-up anniversary), you may, subject to certain conditions, "step-up" the lifetime benefit basis to equal your current Contract Value. You may step-up the lifetime benefit basis provided:

     a)   your Contract Value is greater than zero;

     b) your Contract Value is greater than the lifetime benefit basis as of the step-up date;


     c) the Annuitant (or oldest Annuitant, if there are joint Annuitants) is age 85 or younger as of the step-up date; and


     d) the Company receives your written request to step-up the lifetime benefit basis at its Home Office.

The step-up date will be the monthly anniversary following the receipt of your written request.

If you elect the "step-up," the start date for the new benefit period will be the step-up date, the lifetime benefit basis will equal your Contract Value as of the step-up date, and any increases to the lifetime benefit basis will be measured from the step-up anniversary. In addition, a new minimum charge period will begin. Following your step-up election, the rider fee will be changed to an amount equal to the fee charged on newly issued Guaranteed Withdrawal Benefit Riders at that time. This fee may be higher than your current fee. If the Company is no longer issuing new Contracts with this rider, then the rider fee after the step-up will be set by the company, based upon current market conditions at the time of the step-up.

See Appendix A for examples of how the Guaranteed Minimum Withdrawal Benefit rider will work.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT CHARGE. If you elect the Guaranteed Minimum Withdrawal Benefit, the Company will deduct a charge that compensates it for the costs and risks the Company assumes in providing this benefit. The Company will not deduct the Guaranteed Minimum Withdrawal Benefit charge after the Payout Date. The current annual Guaranteed Minimum Withdrawal Benefit charge percentage is 0.60%. This charge will not change unless you choose to step-up your Lifetime Benefit Basis. The amount charged for a step-up of the lifetime benefit basis will equal the amount charged for newly issued riders. The amount of the Guaranteed Minimum Withdrawal Benefit charge is calculated by multiplying the current annual Guaranteed Minimum Withdrawal Benefit charge percentage by the average monthly Contract Value for the prior Contract Year. The average monthly Contract Value is equal to the sum of each monthly Contract Value (the Contract Value as of the same day of the month as the Contract Issue Date) divided by the number of months. On each Contract Anniversary during the accumulation period, the Company will deduct the Guaranteed Minimum Withdrawal Benefit charge pro-rata from your Contract Value. A pro-rata portion of the charge also will be deducted upon Contract surrender, election to step-up the lifetime benefit basis, termination of the rider after the expiration of the minimum charge period, payment of death benefit proceeds, or the start of payments under an Income Payout Option, if the surrender, election to step-up lifetime benefit basis, termination, payment of death benefit proceeds or the start of payments under an Income Payment Option does not occur on a Contract Anniversary.

VI. GUARANTEED MINIMUM ACCUMULATION BENEFIT


Replace the chart after the first paragraph under "Electing the GMAB Rider" in the subsection "Guaranteed Minimum Accumulation Benefit" under "Optional Benefit Riders:"


   INVESTMENT CATEGORY                SUBACCOUNTS
   -------------------                -----------
Individual Funds - (100%   100% Balanced
allocated to only one of   100% Conservative Allocation
the available funds)       100% Moderate Allocation

Conservative 7-14 Years     45% Bond
                            25% Large Cap Value
                            15% Large Cap Growth
                             5% High Income
                             5% Mid Cap Value
                             5% International Stock

Conservative 15+ Years      35% Bond
                            30% Large Cap Value
                            10% International Stock
                             5% High Income
                            10% Large Cap Growth
                            10% Mid Cap Value

Moderate 7-14 Years         30% Bond
                            25% Large Cap Value
                             5% Mid Cap Growth
                             5% International Stock
                            10% Mid Cap Value
                             5% High Income
                            15% Large Cap Growth
                             5% Global Securities


Under "Optional Benefit Riders," add the following after "Guaranteed Minimum Accumulation Benefit;"


For Guaranteed Minimum Accumulation Benefit riders issued on or after the date of this supplement and as available in your state, the Guaranteed Minimum Withdrawal Benefit will be as follows:

GUARANTEED MINIMUM ACCUMULATION BENEFIT

GENERAL. The Company designed the GMAB rider to protect you from poor investment performance during your Contract's accumulation period. The GMAB rider is available for an additional charge and guarantees that on the expiration date of the benefit period, your Contract Value will at least equal the benefit basis less adjustments for partial withdrawals. The Company currently offers a 10-year benefit period for the GMAB rider. If, on the rider's expiration date, your Contract Value is greater than your benefit basis and you do not renew the benefit period or convert the rider to the GMWB, the Company will increase your Contract Value by the amount of all rider charges deducted during the most recent benefit period, and the rider will terminate. The increase in Contract Value will occur on the rider's expiration date, and the Company will allocate the increase pro-rata according to your purchase payment allocation instructions. You may elect either the GMWB or the GMAB, but not both optional benefits. You should not elect the GMAB if you are interested in current payments. Partial withdrawals may reduce the benefit basis by more than the withdrawal amount. If you elect the GMAB for a Qualified Contract, tax rules may require you to take withdrawals after a certain date, reducing your benefit basis. See "Federal Tax Matters - Taxation of Qualified Plans" on pages 31-32 of your Prospectus. Consult a tax advisor before purchasing the Guaranteed Minimum Accumulation Benefit rider.

ELECTING THE GMAB RIDER. You may elect the GMAB rider if the Annuitant is no more than 85 years old on the Contract Issue Date. The Contract offers static benefit allocation models with pre-selected Subaccounts and percentages that have been established for different types of investors. If you elect the GMAB rider, your Net Purchase Payments and all your Contract Value must be allocated to one of the benefit allocation models the Company makes available for that purpose. The current benefit allocation models (by investment category and the Subaccounts in which the models invest) are:


   INVESTMENT CATEGORY                SUBACCOUNTS
   -------------------                -----------
Individual Funds - (100%   100% Balanced
allocated to only one      100% Conservative Allocation
of the available funds)    100% Moderate Allocation

Conservative 7-14 Years     45% Bond
                            25% Large Cap Value
                            15% Large Cap Growth
                             5% High Income
                             5% Mid Cap Value
                             5% International Stock

Conservative 15+ Years      35% Bond
                            30% Large Cap Value
                            10% International Stock
                             5% High Income
                            10% Large Cap Growth
                            10% Mid Cap Value

Moderate 7-14 Years         30% Bond
                            25% Large Cap Value
                             5% Mid Cap Growth
                             5% International Stock
                            10% Mid Cap Value
                             5% High Income
                            15% Large Cap Growth
                             5% Global Securities

BENEFIT BASIS. Your benefit basis as of the rider issue date is equal to your initial Net Purchase Payment, if the rider is issued at Contract issue, your Contract Value as of the rider issue date, if the rider is issued after the Contract Issue Date, or the continuation amount, if the rider is issued as a result of spousal continuation. You may increase the benefit basis by the amount of Net Purchase Payments made during window period, currently, the first 12 months after the rider issue date. The Company limits the amount of window purchase payments that count toward your benefit basis to the maximum window purchase payment amount, currently two times your initial purchase payment. You should carefully consider whether you want to make purchase payments after the window period or in excess of the maximum window purchase payment amount (shown on your Rider Data Page). Since the charge for the GMAB is calculated based on the Contract Value, such purchase payments will increase the cost of the rider (see GMAB Charge below). Additionally, by increasing the Contract Value without increasing the benefit basis, such payments could negatively impact your GMAB rider benefits. Please note that the benefit basis does not represent Contract Value available for withdrawal and is not used to calculated any benefits under the Contract prior to the GMAB rider's expiration date.


PARTIAL WITHDRAWALS. You may make a partial withdrawal from your Contract at anytime. If you make a partial withdrawal while the GMAB rider is in effect, however, the Company will reduce your benefit basis by the greater of:

     a) the partial withdrawal amount, including associated surrender charges, if any; or

     b) the proportion of your benefit basis withdrawn. The proportion of the is equal to (1) divided by (2), with the result multiplied by (3), where:

          (1) = the partial withdrawal amount, including associated surrender charges and market value adjustments, if any;

          (2) = the Contract Value immediately before the partial withdrawal;
                and

          (3) = the benefit basis immediately before the partial withdrawal.

STEP-UP. On any monthly anniversary (a monthly anniversary is the same day each month as your rider issue date) on or following your third rider anniversary (and on any monthly anniversary or following each subsequent third rider step-up anniversary), you have the opportunity to "step-up" your benefit basis to equal your current Contract Value and begin a new benefit period of the same duration as the prior benefit period. This option is available provided all of the following four conditions are met:

          (1) the expiration date for the new benefit period does not extend past anticipated Payout Date shown on your Contract data page;

          (2) the Annuitant (oldest Annuitant, if joint Annuitants) is age 85 or younger as of the step-up date;

          (3)  your Contract Value is greater than zero;

          (4) your Contract Value is greater than the benefit basis as of the step-up date; and

          (5) the Company receives your written request to step-up the benefit basis at its Home Office.

Your step-up date will be the monthly anniversary following the Company's receipt of your written request.

If you elect the "step-up," a new benefit period with a start date equal to the step-up date will begin. The Company also will adjust your benefit basis so that it will equal your Contract Value as of the step-up date. A new minimum charge period will begin. The charge for the GMAB rider, as "stepped-up," may differ from the charge for the prior benefit period. It will be equal to the charge the Company assesses for newly issued riders. If the Company is no longer offering the rider, the charge will be set by the Company.

See Appendix B for examples of how the Guaranteed Minimum Accumulation Benefit rider will work.

TERMINATION. You may terminate the Guaranteed Minimum Accumulation Benefit rider on any date following the expiration of the minimum charge period of 7 years. In addition, the GMAB rider will automatically terminate on the earliest of:

     -    the expiration date of the benefit period;

     -    the Payout Date;

     - the date Due Proof of Death of the Annuitant (or last remaining Annuitant of joint Annuitants) is received;

     -    the date there is a change of Annuitant for any reason; or

     -    the date you surrender your Contract.

For the GMAB rider to remain in effect, all of your Net Purchase Payments and Contract Value must be invested in an available benefit allocation model. You may transfer to another available benefit allocation model at anytime. However, if you elect to discontinue using the available benefit allocation models, the Guaranteed Minimum Accumulation Benefit rider will automatically terminate. The termination will occur on the later of (a) the last day of the minimum charge period shown on the rider data page, (b) the date your Contract Value is transferred to an investment option other than an available benefit allocation model, or (c) the date of change in allocation of purchase payments to an investment option other than an available benefit allocation model. As of the date of such transfer or allocation change, the benefit basis will be reduced to zero, you will not be permitted to step-up your benefit basis or renew a benefit period (described below), and you cannot convert the Guaranteed Minimum Accumulation Benefit to the GMWB rider (described below).

RENEWAL AND CONVERSION. You may renew the Guaranteed Minimum Accumulation Benefit as of its expiration date, provided certain conditions are met. The renewal benefit period must be the same duration as the expiring benefit period, and cannot extend beyond the Contract Anniversary following the Annuitant's (oldest Annuitant, if joint Annuitants) 85th birthday or 10 years from the Contract Issue Date. In addition, at the time of renewal, your benefit basis must be greater than zero and your Contract Value must be greater than your benefit basis. The Company must receive your written request to renew the benefit period at its Home Office at least 30 days before the expiration date. The charge for the renewed GMAB rider may differ from the charge for the prior benefit period. It will be equal to the charge the Company assesses for newly issued riders. The minimum charge period of 7 years will begin as of the renewal date.

You may also convert the GMAB rider to a GMWB rider (if the GMWB rider is offered) on a monthly anniversary. To convert the rider, your benefit basis must be greater than zero, the Annuitant (oldest Annuitant, if joint Annuitants) must be age 85 or younger as of the date of conversion, and the Company must receive your written request for conversion at its Home Office.

If you convert the GMAB rider to the GMWB rider, the date of the conversion will be the monthly anniversary following the Company's receipt of your request. The lifetime benefit basis for the GMWB will equal the greater of your benefit basis under the GMAB and your Contract Value on the date of conversion.


GMAB CHARGE. If you elect the Guaranteed Minimum Accumulation Benefit rider, the Company will deduct a charge that compensates it for the costs and risks it assumes in providing this benefit. The Company deducts the GMAB charge even if your benefit basis is zero. The current annual GMAB charge percentage is 0.50%. This charge will not change unless you choose to step-up or renew your benefit period. The Company has the right to change the current GMAB charge percentage for newly issued riders or if you step-up or renew your benefit period. It will be equal to the rate charged for newly issued GMAB riders. The amount of the GMAB charge is calculated by multiplying the current annual GMAB charge percentage by the average monthly Contract Value for the prior Contract Year. The average monthly Contract Value is equal to the sum of each monthly Contract Value (the Contract Value as of the same day of the month as the Contract Issue
Date) divided by the number of months. On each Contract Anniversary during the accumulation period, the Company will deduct the GMAB charge pro-rata from your Contract Value. A pro-rata portion of the charge also will be deducted upon Contract surrender, election to step-up the benefit basis, conversion to a guaranteed minimum withdrawal benefit rider, termination of the GMAB rider after the expiration of the minimum charge period, payment of death benefit proceeds, or an Income Payout Option, if the surrender, election to step-up the benefit basis, conversion to a guaranteed minimum withdrawal benefit rider, termination, payment of death benefit proceeds or the start of payments under an Income Payment Option does not occur on a Contract Anniversary.


                                      * * *

If you have any questions, please contact your agent or call our service center. Please retain this supplement with your MEMBERS Variable Annuity III Prospectus for future reference.

                                   APPENDIX A

                      GUARANTEED MINIMUM WITHDRAWAL BENEFIT

       EXAMPLES FOR GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDERS ISSUED ON
                      OR AFTER THE DATE OF THIS SUPPLEMENT

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 and an issue age of 64. This means:

     -    The lifetime benefit basis is $100,000; and

     - The guaranteed annual lifetime withdrawal amount is $5,000 (GALWA) if a withdrawal is taken immediately (5% rate for withdrawals beginning at attained age 64 x $100,000).

     - All withdrawal figures shown indicate the total amount withdrawn from the Contract and, assume that no surrender charge or market value adjustment applies. Any surrender charge and/or market value adjustment, if applicable, will reduce the amount payable to the Owner.

EXAMPLE 1: Starting with the Base Assumptions, the Owner makes an additional purchase payment of $50,000 within the window period.

     - The lifetime benefit basis is $150,000, which is the prior lifetime benefit basis plus the additional purchase payment; and

     - The guaranteed annual lifetime withdrawal amount is $7,500, which is 5% of the new lifetime benefit basis.

EXAMPLE 2: Starting with the Base Assumptions, the Owner withdraws the GALWA ($5,000 = $100,000 x 5%) before the first Contract Anniversary.

     - The lifetime benefit basis is $100,000, this does not change because the withdrawal does not exceed the $5,000 GALWA; and

     - The GALWA is $5,000, this does not change because the withdrawal does not exceed the $5,000 GALWA.

EXAMPLE 3: Starting with the Base Assumptions, the Owner withdraws $50,000 after the third Contract Anniversary (but before the fourth). Assume the Contract Value is $150,000 at the time of the withdrawal and no prior withdrawals have occurred.

     - The lifetime benefit basis is $115,000. It was increased by 5% of the initial lifetime benefit basis ($5,000) on each of the first three Contract Anniversaries, for a total increase of $15,000.

     - The guaranteed annual lifetime withdrawal at this time, prior to the $50,000 withdrawal, is $6,235 (5.5% rate for age 67 times the $115,000 lifetime benefit basis).

     - The lifetime benefit basis is adjusted to $65,000 since the $50,000 withdrawal exceeds the $6,235 GALWA. The adjusted amount is the lesser of (1) or (2) below:

          1. The prior lifetime benefit basis less the withdrawal: $115,000 - $50,000 = $65,000; or

          2. The Contract Value after the withdrawal: $150,000 - $50,000 = $100,000.

     - The GALWA is $3,575 after the withdrawal, which is 5.5% (the rate for age 67) of the new lifetime benefit basis.

EXAMPLE 4: Starting with the Base Assumptions, withdraw $50,000 after the third Contract Anniversary but before the fourth, with a Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals have occurred).

     - The lifetime benefit basis is $115,000. It was increase by 5% of the initial basis ($5,000) on each of the first three Contract Anniversaries, for a total increase of $15,000.

     - The guaranteed lifetime withdrawal at this time (before the $50,000 withdrawal) is $6,235 (5.5% rate for age 67 times the $115,000 lifetime benefit basis.

     - The lifetime benefit basis is adjusted to $30,000 since the withdrawal exceeds the $6,235 GALWA. The adjusted value is the lesser of (1) or
          (2) below:

          1. The prior lifetime benefit basis less the withdrawal: $115,000 - $50,000 = $65,000; or

          2.   The Contract Value after the withdrawal: $80,000 - $50,000 =
               $30,000

     -    The GALWA is $1,650, which is 5.5% of the new lifetime benefit basis.

EXAMPLE 5: Starting with the Base Assumptions, assume no withdrawals have been taken and the value of the Contract on the third Contract Anniversary is $125,000.

     - The existing lifetime benefit basis is $115,000. It was increase by 5% of the initial basis ($5,000) on each of the first three Contract Anniversaries

     - The Owner chooses to step-up the lifetime benefit basis to the Contract Value of $125,000.

     - The guaranteed annual lifetime withdrawal at after the step-up is $6,875 (5.5% rate for age 67 times the $125,000 stepped-up lifetime benefit basis).

     - NOTE: If the Owner chooses to step-up the lifetime benefit basis a new seven year minimum charge period will begin starting on the date of the step-up.

     - NOTE: The charge for the rider at step-up will be the current charge for new issues of the rider, we are no longer issuing the rider, the charge will be set by the Company.

EXAMPLE 6: Starting with the Base Assumptions, assume the Owner began receiving their $5,000 GALWA beginning in the first Contract Year and no additional no withdrawals have been taken. The value of the Contract on the third Contract Anniversary is $110,000.

     - The lifetime benefit basis is $100,000. Since withdrawals began immediately, the lifetime benefit basis did not increase.

     - The Owner chooses to step-up the lifetime benefit basis to the Contract Value of $110,000.

     - The guaranteed annual lifetime withdrawal at after the step-up is $5,500 (5.00% rate for age 64 - the age at the time of the first withdrawal from the Contract - times the $110,000 stepped-up lifetime benefit basis).

     - NOTE: If the Owner chooses to step-up the lifetime benefit basis a new seven year minimum charge period will begin starting on the date of the step-up.

     - NOTE: The charge for the rider at step-up will be the current charge for new issues of the rider. If the Company is no longer issuing the rider, then it will set the charge.

                                   APPENDIX B

                     GUARANTEED MINIMUM ACCUMULATION BENEFIT

      EXAMPLES FOR GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDERS ISSUED ON
                      OR AFTER THE DATE OF THIS SUPPLEMENT

BASE ASSUMPTIONS: Assume an initial purchase payment of $100,000 and an issue age of 65. This means the benefit basis is $100,000. All withdrawal figures shown indicate the total amount withdrawn from the Contract, and assume that no surrender or market value adjustment applies. Any surrender charge and/or market value adjustment, if applicable, will reduce the amount payable to the Owner.

EXAMPLE 1: The Owner makes an additional purchase payment of $50,000 within the window period. The benefit basis is $150,000, which is the prior benefit basis plus the additional purchase payment.

EXAMPLE 2: Starting with the Base Assumptions, the Owner withdraws $50,000, with Contract Value of $150,000 at the time of the withdrawal (no prior withdrawals have occurred).

     - The adjustment to the benefit basis is $50,000 which is the greater of:

          -    The withdrawal of $50,000; or

          - The proportion of the benefit basis withdrawn of $33,333.33. This is calculated as which is (1) divided by (2) with the result multiplied by (3):

               1.   partial withdrawal amount: $50,000;

               2.   Contract Value immediately prior to the withdrawal:
                    $150,000;

               3.   the benefit basis immediately prior to the withdrawal:
                    $100,000;

          - So the proportion of the benefit basis withdrawn: ($50,000 / $150,000)*$100,000 = $33,333.33

     - Therefore the benefit basis is adjusted to $50,000 ($100,000 prior basis less $50,000 adjustment calculated above).

EXAMPLE 3: Starting with the Base Assumptions, the Owner withdraws $50,000 with Contract Value of $80,000 at the time of the withdrawal (no prior withdrawals have occurred).

     - The adjustment to the benefit basis is $50,000 which is the greater of:

          -    The prior benefit basis less the withdrawal of $50,000; or

          - The proportion of the benefit basis withdrawn of $33,333.33. This is calculated as which is (1) divided by (2) with the result multiplied by (3):

               1.   partial withdrawal amount: $50,000;

               2.   Contract Value immediately prior to the withdrawal: $80,000;

               3.   the benefit basis immediately prior to the withdrawal:
                    $100,000;

          -    So the proportion of the benefit basis withdrawn:
               ($50,000/$80,000)*$100,000 = $62,500

     - Therefore, the benefit basis is adjusted to $37,500 ($100,000 prior basis less $62,500 adjustment calculated above).

EXAMPLE 4: Starting with the Base Assumptions, on the 4th anniversary the Contract Value is $135,000.

     -    The existing benefit basis is $100,000.

     - The Owner chooses to step-up the benefit basis to the account value of $135,000.

     - The new benefit basis is $135,000 and the Contract Value will be guaranteed to be at least $135,000 on the 14th Contract Anniversary (10 years from the step-up date).

     - NOTE: If the Owner chooses to step-up the benefit basis a new seven year minimum charge period will begin starting on the date of the step-up.

     - NOTE: The charge for the rider at step-up will be the current charge for new issues of the rider. If the Company is no longer issuing the rider, then it will set the charge.

Incorporated herein by reference, the prospectus and SAI, to post-effective amendment No. 5 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 26, 2006.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements. All required financial statements are included in Part B of this registration statement.

(b)  Exhibits

     1. Certified resolution of the board of directors of Century Life of America (the "Company") establishing Century Variable Annuity Account (the "Account"). Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

     2.   Not Applicable.

     3.(a) Form of Distribution Agreement Between CUNA Mutual Life Insurance
          Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

     (b) Form of Servicing Agreement related to the Distribution Agreement between CUNA Mutual Life Insurance Company and CUNA Brokerage Services, Inc. for Variable Annuity Contracts dated January 1, 1997. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

     4.(a) Form of Variable Annuity Contract. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (i) Form of Variable Annuity Contract. Incorporated herein by reference to post- effective amendment 3 to Form N-4 registration statement (File no. 333-116426) with the Commission on November 15, 2005.

     (b) Form of Fixed Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (i) Form of Fixed Account Endorsement, Form 2006-VAFIXED. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

     (c) Form of Loan Account Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

     (d) Form of Additional Income Option Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

     (e) Form of 3% Annual Guarantee Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

     (f) Form of Earnings Enhanced Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

     (g) Form of Maximum Anniversary Value Death Benefit Rider. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

     (h) Form of Change of Annuitant Endorsement. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

     (i) Form of Income Payment Endorsement. Incorporated herein by reference to post-effective amendment 2 to Form N-4 registration statement (File No. 333-116426) with the Commission on April 28, 2005.

     (j) Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

          (i) Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

          (II) FORM OF GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT 7 TO FORM N-4 REGISTRATION STATEMENT (FILE NO. 333-116426) WITH THE COMMISSION ON OCTOBER 26, 2006.

     (k) Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 3 to Form N-4 registration statement (File No. 333-116426) with the Commission on November 15, 2005.

          (i) Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

          (II) FORM OF GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT 7 TO FORM N-4

               REGISTRATION STATEMENT (FILE NO. 333-116426) WITH THE COMMISSION ON OCTOBER 26, 2006.

     (l) Form of Spouse Beneficiary Death Benefit Rider. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

     (m) Form of Spousal Continuation Endorsement. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File No. 333-116426) with the Commission on August 31, 2006.

     5.(a) Form of Variable Annuity Application. Incorporated herein by reference to pre-effective amendment 1 to Form N-4 registration statement (File No. 333-116426) with the Commission on September 8, 2004.

          (i) Form of Variable Annuity Contract. Incorporated herein by reference to post- effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (ii) State Variations to Application Form No. VAAPP-2004. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006

          (iii) State Variations to Application Form No. VAAPP-2005. Incorporated herein by reference to post-effective amendment 5 to Form N-4 registration statement (File no. 333-116426) with the Commission on April 26, 2006.

          (iv) State Variations to Application Form No. VAAPP-2006. Incorporated herein by reference to post-effective amendment 6 to Form N-4 registration statement (File no. 333-116426) with the Commission on August 31, 2006.

          (V) STATE VARIATIONS TO APPLICATION FORM NO. VAAPPW1842-2006. INCORPORATED HEREIN BY REFERENCE TO POST-EFFECTIVE AMENDMENT 7 TO FORM N-4 REGISTRATION STATEMENT
               (FILE NO. 333-116426) WITH THE COMMISSION ON OCTOBER 26, 2006.

     6.(a) Certificate of Existence of the Company. Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 16, 1996.

     (b) Articles of Incorporation of the Company. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 33-73738) filed with the Commission on April 18, 1997.

     (c) Bylaws of the Company. Incorporated herein by reference to post-effective amendment number 2 to Form N-4 registration statement (File No. 333-40320) filed with the Commission on February 28, 2002.

     7.   Not Applicable.

     8.   Not Applicable.

     9.   OPINION AND CONSENT OF COUNSEL FROM STEVE SULESKI

     10.  DELOITTE & TOUCHE LLP CONSENT.
          PRICEWATERHOUSECOOPERS LLP CONSENT.

     11.  Not applicable.

     12.  Not applicable.

     13.  Not applicable.

     14.  Not applicable.

     15. Powers of Attorney dated February 26, 2006. Incorporated herein by reference to post-effective amendment number 1 to Form N-4 registration statement (File No. 333-116426) filed with the Commission on February 28, 2005.

          (i) Power of Attorney dated June 30, 2005. Incorporated herein by reference to post-effective amendment number 3 to Form N-4 registration statement (File No. 333-116426) filed with the Commission on November 15, 2005.

          (ii) Power of Attorney dated February 25, 2006. Incorporated herein by reference to post-effective amendment number 5 to Form N-4 registration statement (File No. 333-116426) filed with the Commission on April 26, 2006.

          (iii) Power of Attorney dated February 25, 2006 and July 6, 2006. Incorporated herein by reference to post-effective amendment number 6 to Form N-4 registration statement (File No. 333-116426) filed with the Commission on August 31, 2006.

ITEM 25. DIRECTORS AND OFFICERS OF THE COMPANY

Name                      Position/Office
----                      ---------------
DIRECTORS
Eldon R. Arnold**         Director & Vice Chairman of the Board
James L. Bryan**          Director
Loretta M. Burd**         Director & Chairman of the Board
William B. Eckhardt**     Director
Joseph J. Gasper, Jr.**   Director
Bert J. Hash, Jr.         Director
Victoria W. Miller**      Director
C. Alan Peppers**         Director
Jeff Post**               Director
Neil A. Springer**        Director
Farouk D.G. Wang**        Director
Larry T. Wilson**         Director
James W. Zilinski**       Director

EXECUTIVE OFFICERS
David P. Marks**          CUNA Mutual Life Insurance Company*
                          Executive Vice President and Chief Investment Officer

Jeffrey D. Holley**       CUNA Mutual Life Insurance Company*
                          Executive Vice President and Chief Finance Officer

David Lundgren**          CUNA Mutual Life Insurance Company*
                          Executive Vice President and Chief Products Officer

Jeff Post**               CUNA Mutual Life Insurance Company*
                          President and Chief Executive Officer

Robert N. Trunzo**        CUNA Mutual Life Insurance Company*
                          Executive Vice President and Chief Sales Officer

* CUNA Mutual Life Insurance Company entered into a permanent affiliation with the CUNA Mutual Insurance Society on July 1, 1990. Those persons marked with an "*" hold identical titles with CUNA Mutual Insurance Society. The most recent position has been given for those persons who have held more than one position with CUNA Mutual Life Insurance Company or CUNA Mutual Insurance Society during the last five year period.

** Principal place of business is 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. The Company is a mutual life insurance company and therefore is controlled by its contractowners. Nonetheless, various companies and other entities are controlled by the Company and may be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

In addition, as described in the prospectus under the caption "CUNA Mutual Life Insurance Company," by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Insurance Society ("CUNA Mutual"), the Company and the registrant could be considered to be affiliated persons of CUNA Mutual. Likewise, CUNA Mutual and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts.

                   SEE ORGANIZATION CHARTS ON FOLLOWING PAGE.

         Persons Controlling, Controlled by or Under Common Control with
   THE INVESTMENT ADVISER, PRINCIPAL UNDERWRITER, SPONSORING INSURANCE COMPANY

CUNA Mutual Insurance Society is a mutual life insurance company and therefore is controlled by its contract owners. Various companies and other entities are controlled by CUNA Mutual Insurance Society and various companies may be considered to be under common control with CUNA Mutual Insurance Society. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in the following organization charts. In addition, by virtue of an Agreement of Permanent Affiliation with CUNA Mutual Life Insurance Company, CUNA Mutual Insurance Society could be considered to be an affiliated person or an affiliated person of an affiliated person of CUNA Mutual Life Insurance Company. Likewise, CUNA Mutual Life Insurance Company and its affiliates, together with the identity of their controlling persons (where applicable), are set forth on the following organization charts. Because CUNA Mutual Insurance Society and CUNA Mutual Life Insurance Company own MEMBERS Capital Advisors, Inc., the investment adviser to the MEMBERS Mutual Funds, each of the entities set forth below could be considered affiliated persons of the MEMBERS Mutual Funds or affiliated persons of such affiliated persons.

                          CUNA Mutual Insurance Society
                     Organizational Chart as of May 1, 2006

*    Dates shown are dates of acquisition, control or organization.

CUNA Mutual Insurance Society
Business: Life, Health & Disability Insurance
May 20, 1935*
State of domicile: Wisconsin

CUNA Mutual Insurance Society, either directly or indirectly is the controlling company of the following wholly-owned subsidiaries:

1.   CUNA Mutual Investment Corporation
     Business: Holding Company
     October 15, 1972*
     State of domicile: Wisconsin

     CUNA Mutual Investment Corporation is the owner of the following subsidiaries:

          a.   CUMIS Insurance Society, Inc.
               Business:  Corporate Property/Casualty Insurance
               May 23, 1960*
               State of domicile: Wisconsin

          b.   CUNA Brokerage Services, Inc.
               Business: Brokerage
               July 19, 1985*
               State of domicile: Wisconsin

          c.   CUNA Mutual General Agency of Texas, Inc.
               Business: Managing General Agent
               August 14, 1991*
               State of domicile: Texas

                    (1)  MEMBERS Financial Services, Inc.
                         Business: Local Recording Agent (LRA) for the selling of property and casualty coverage to Texas CU members Incorporated September 5, 1973 under the name of Members Insurance Agency, Inc., later changed its name to CUNA Mutual Insurance Agency of Texas, Inc., and effective August 7, 2003, changed its name again to MEMBERS Financial Services, Inc.
                         Ownership: For Regulatory purposes, MEMBERS Financial Services, Inc. is currently owned by two individuals, each owning 50% of the stock.
                         State of domicile: Texas

          d.   MEMBERS Life Insurance Company
               Business: Credit Disability/Life/Health
               February 27, 1976*
               State of domicile: Wisconsin
               Formerly CUMIS Life & CUDIS

          e.   International Commons, Inc.
               Business: Special Events
               January 13, 1981*
               State of domicile: Wisconsin

          f.   CUNA Mutual Mortgage Corporation
               Business: Mortgage Servicing
               November 20, 1978* Incorporated
               December 1, 1995 Wholly Owned
               State of domicile: Wisconsin

          g.   CUNA Mutual Insurance Agency, Inc.
               Business: Leasing/Brokerage
               March 1, 1974*
               State of domicile: Wisconsin
               Formerly CMCI Corporation

               CUNA Mutual Insurance Agency, Inc. is the 100% owner of the following subsidiaries:

                    (1)  CUNA Mutual Casualty Insurance Agency of Mississippi,
                         Inc.
                         Business: Property & Casualty Agency
                         June 24, 1993*
                         State of domicile: Mississippi

          h.   Stewart Associates Incorporated
               Business: Insurance Agency for Credit Insurance, Collateral Protection, Mechanical Breakdown
               March 6, 1998
               State of domicile: Wisconsin

          i.   CMG Mortgage Assurance Company
               Formerly Investors Equity Insurance Company, Inc.
               Business: Private Mortgage Insurance
               50% ownership by CUNA Mutual Investment Corporation
               50% ownership by PMI Mortgage Insurance Company
               Incorporated in California on March 3, 1969
               Acquired by CUNA Mutual Investment Corporation April 14, 1994 State of domicile: Wisconsin

          j.   CUNA Mutual Business Services, Inc.
               Business: Financial Services
               Incorporated April 22, 1974
               Wholly owned March 6, 2000
               State of domicile: Wisconsin

          k.   Lending Call Center Services, LLC
               Business: Provides Lending Call Center Services & Lending Solutions to Credit Unions
               Incorporated June 24, 2002
               Ownership 92% by CUNA Mutual Investment Corporation Ownership 8% by various state credit union leagues

          l.   MEMBERS Trust Company (MTC)
               Business: MTC will offer an array of estate financial planning services to members through their credit unions.
               Incorporated 2003
               MTC will operate independently from Suncoast and CUNA Mutual with shares of ownership to be sold to credit unions and credit union entities.

          m.   Lenders Protection, LLC
               Business: Limited Liability Company
               Owned 50% CUNA Mutual Insurance Society and 50% Open Lending,
               Inc.
               State of domicile: Delaware

          n.   Union Charter Holding, LLC
               Business: Holds 100% of Union Financial Services, LLC
               Acquired January 7, 2005   Formed November 9, 2004
               Domiciled in Delaware

                    (1)  Union Financial Services, LLC
                         Industrial Loan Company
                         Domiciled in Utah

2.   CUNA Caribbean Insurance Society Limited
     Business: Life and Health
     July 4, 1985*
     Country of domicile: Trinidad and Tobago

     CUNA Caribbean Insurance Society Limited is the owner of the following subsidiary:

          a.   CUNA Caribbean Insurance Services Limited
               Business: Consultants, Advisors and Managers for Insurance & Pension Plans
               Incorporated November 26, 1991
               Country of domicile: Trinidad and Tobago

3.   CUNA Mutual Australia Holding Co. Pty. Ltd.
     Business: Holding Company
     September 17, 1999*
     Country of domicile: Australia

     CUNA Mutual Australia Holding Co. Pty. Ltd. Is the owner of the following subsidiary:

          a.   CUNA Mutual Life Australia, Ltd.
               Business: Life Insurance
               October 15, 1999
               Country of domicile: Australia

4.   CUNA Mutual Group, Limited
     Business: Brokerage
     May 27, 1998
     Country of domicile: U.K.

5.   CUNA Mutual Group Services (Ireland) Limited
     Business: Insurance Services (currently seeking authorization to provide Sales & Marketing Services)
     June 6, 2003
     Country of domicile: Ireland

6.   CUNA Mutual Life Assurance (Europe), Limited
     Business: All kinds of life assurance business
     Incorporated July 23, 2004 Authorized August 1, 2005
     Country of domicile: Ireland

CUNA Mutual Insurance Society, either directly or through a wholly-owned subsidiary, has a partial ownership interest in the following:

1.   C.U. Insurance Services, Inc./Oregon
     50% ownership by CUNA Mutual Insurance Agency, Inc.
     50% ownership by Oregon Credit Union League
     December 27, 1989

2.   The CUMIS Group Limited
     77.4% ownership by CUNA Mutual Insurance Society
     December 31, 1991

     The CUMIS Group Limited is the 100% owner of the following companies:

          a.   CUMIS Life Insurance Company
               Business: Creditor Group, Individual Life and Disability
               Insurance
               January 1, 1977
               Country of domicile: Canada

          b.   CUMIS General Insurance Company
               Business: Property & Casualty Insurance
               July 1, 1980
               Country of domicile: Canada

          c.   MemberCARE Financial Services Limited
               Business: Serve as a partner with CUMIS Life for the deliver of the MemberCARE Financial Services Program
               August 1, 1993
               Country of domicile: Canada

          d.   MemberCARE Financial Services Partnership
               Originally formed on January 1, 1994 as a partnership between Co-operators Life Insurance Company and CUMIS Life Insurance Company.
               January 1, 1997 - CUMIS Life purchased 49.5% of Co-operator's interest in the partnership (bringing their total to 99.5%) and MemberCARE Financial Services Limited purchased 0.5%.
               Country of domicile: Canada

          e.   Canadian Northern Shield Insurance Company
               Business: Property & Casualty Insurance
               February 1, 1985
               Country of domicile: British Columbia, Canada

          f.   CUMIS Services Limited
               Business: Acquisitions and Insurance Agency Management Services June 1, 2000
               Country of domicile: Canada

          g.   WESTCU Insurance Services Limited

               Business: Insurance Agency Management
               June 21, 2000
               Country of domicile: Westminster, Canada

          The CUMIS Group Limited is the 50% owner of the following companies:

          a.   Credential Financial, Inc.
               Business: Holding Company with ownership in a number of insurance and securities distribution companies
               Acquired January 2004
               Country of domicile: Canada

3.   MEMBERS Capital Advisors, Inc. (formerly CIMCO Inc.)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     January 1, 1992

4.   CMG Mortgage Insurance Company (formerly Investors Mortgage Insurance
     Company)
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Mortgage Insurance Company
     April 14, 1994

5.   CMG Mortgage Reinsurance Company
     50% ownership by CUNA Mutual Investment Corporation
     50% ownership by PMI Insurance Company
     July 26, 1999

6.   Credit Union Service Corporation
     Atlanta, Georgia
     Owned by Credit Union National Association, Inc. and 18 state league organizations March 26, 1996 - CUNA Mutual Investment Corporation purchased 1,300,000 shares of stock

7. CUNA Mutual Australia Limited (formerly finsure.australia limited) 100% ownership by CUNA Mutual Australia Holding Company Pty. Limited October 15, 1999

     CUNA Mutual Australia Limited is the 100% owner of the following companies:

          a.   CUNA Mutual Insurance Brokers Pty Limited
               Business: Brokerage
               Incorporated as NCUIS Brokers February 6, 1986
               Renamed on September 3, 2002
               Country of Domicile: Australia

          b.   CUNA Mutual Technology Services Australia Pty Limited
               Business: Technology Services
               Incorporated as Direct Insurance Network International on August 31, 2000
               Renamed on September 3, 2002
               Country of Domicile: Australia

The following company is owned 100% by CUNA Mutual Technology Services Australia Pty Limited:

                    (1)  CUNA Mutual Insurance Brokers Pty Limited
                         Business: Brokerage
                         Incorporated as NCUIS Brokers February 6, 1986 Renamed on September 3, 2002
                         Country of Domicile: Australia

8.   CUNA Strategic Services, Inc.
     CUNA Mutual Insurance Society owns 200.71 shares
     December 31, 1999

9.   China Credit Co-operative Services, Limited
     Business: Hong Kong Holding Company; provide technology and business consulting in support of the PRC operations of CUNA Mutual Group. Incorporated November 21, 2003
     Effective March 2, 2004, owned 70% by CUNA Mutual Insurance Society and 30% by IFC
     Country of domicile: China

     The following company is a wholly-owned subsidiary of China Credit Co-operative Services, Limited:

          a.   CCC Services, Limited
               Incorporated December 3, 2003
               Country of domicile: China

          b. CUNA Mutual Consulting Services (Guangdong) Company Limited (CMCSC Ltd.)
               Business: To give us a corporate presence in the PRC, and to facilitate transactions and payments among our Hong Kong companies, and our RCCU partners.
               Incorporated July 1, 2004
               Country of domicile: China

Partnerships

1.   CM CUSO Limited Partnership, a Washington Partnership
     CUMIS Insurance Society, Inc. - General Partner
     Credit Unions in Washington - Limited Partners
     June 14, 1993

2.   MEMBERS Development Company LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Credit Unions & CUSOs
     September 24, 1999

          a. CU BizSource, LLC is 100% owned by MEMBERS Development Company, LLC; effective 5/27/04; original name MEMBERS Business Solutions Company, LLC (changed to CU BizSource, LLC in May 2005); created to provide business services to credit unions and other related entities, and to engage in any lawful business or activity permitted under the Act and to do any and all other actions and things that may be necessary, incidental or convenient to accomplish these purposes.

3.   The Center for Credit Union Innovation LLC
     33.3% ownership by CUNA Mutual Insurance Society
     33.3% ownership by CUNA & Affiliates
     33.3% ownership by American Association of Credit Union Leagues January 5, 2000

4.   HRValue Group LLC
     49% ownership by CUNA Mutual Investment Corporation
     51% ownership by Leagues & League Service Organizations
     December 1, 2000

Affiliated (Nonstock)

1.   CUNA Mutual Group Foundation, Inc.
     July 5, 1967

2.   Filene Research Institute, Inc.
     June 1, 1989
     Conducts scientific research and educational programs of current and future interest and value to the general public and credit unions, credit union members, organizations, and supporters

3.   CUNA Mutual Life Insurance Company
     July 1, 1990

4.   CUNA Mutual Insurance Society Political Action Committee
     Business: Increase the effectiveness of CUNA Mutual Group's participation in lobbying and other legislative advocacy activities.
     Created: June 24, 2004

                       CUNA Mutual Life Insurance Company
                     Organizational Chart As Of May 1, 2006

CUNA Mutual Life Insurance Company
An Iowa mutual life insurance company
Fiscal Year End: December 31

CUNA Mutual Life Insurance Company is the controlling company for the following subsidiaries:

1.   MEMBERS Capital Advisors, Inc.
     An Iowa Business Act Corporation
     50% ownership by CUNA Mutual Life Insurance Company
     50% ownership by CUNA Mutual Investment Corporation
     July 16, 1982

     MEMBERS Capital Advisors, Inc. is the investment adviser of:
     Ultra Series Fund
     MEMBERS Mutual Funds
     CU System Funds

2.   CMIA Wisconsin, Inc.
     A Wisconsin Business Act Corporation
     100% ownership by CUNA Mutual Life Insurance Company
     May 29, 1998

3.   League Insurance Agency, Inc.
     (Wholly owned by CMIA Wisconsin, Inc.)
     Business: Insurance Agency
     Incorporated on August 16, 1973
     Acquired on August 31, 2000
     State of domicile: Connecticut

     League Insurance Agency is the 100% owner of the following subsidiary:

          a.   Member Protection Insurance Plans
               Business: Insurance Agency
               Incorporated on August 21, 1991
               Acquired on August 31, 2000
               State of domicile: Connecticut

ITEM 27. NUMBER OF CONTRACTOWNERS

As of August 1, 2006, there were 1,209 non-qualified contracts outstanding and 2,038 qualified contracts outstanding.

ITEM 28. INDEMNIFICATION.

     Section 10 of the Bylaws of the Company and Article VIII, Section 4 of the Company's charter together provide for indemnification of officers and directors of the Company against claims and liabilities that such officers and/or directors become subject to by reason of having served as an officer or director of the Company or any subsidiary or affiliate of the Company. Such indemnification covers liability for all actions alleged to have been taken, omitted, or neglected by such officers or directors in the line of duty as an officer or director, except liability arising out of an officer's or a director's willful misconduct.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

     (a) CUNA Brokerage is the registrant's principal underwriter and for certain variable life insurance contracts issued by CUNA Mutual Life Variable Account. CUNA Brokerage is also principal underwriter for the Ultra Series Fund, an underlying Fund for the Company's variable products. CUNA Brokerage is the distributor of MEMBERS Mutual Funds, a group of open-end investment companies.

     (b)  Officers and Directors of CUNA Brokerage.

Name and Principal      Positions and Offices      Positions and Offices
Business Address        With the Underwriter       With Registrant
------------------      --------------------       ---------------
Mark E. Backes**        Director, Vice Chairman,   President/CEO - Broker Dealer
                        & President/CEO

John A. Chosy*          Assistant Secretary        Director -Legal

Mark Everson            Director                   None

David J. Hughes**       Secretary & Treasurer      Product Financial Reporting
                                                   Leader

Dennis J. Godfrey       Director & Chairman        None

Katherine I. Grete**    Assistant Treasurer        Business Finance Team
                                                   Financial Analysis Manager

Timothy S. Halevan**    Chief Compliance Officer   Chief Compliance Officer

Sheila M. Kittleson**   Assistant Treasurer        Business Finance Team Cost
                                                   Analyst Manager

Kevin T. Lentz*         Director                   Senior Vice President -
                                                   Members Solutions Group

Tracy K. Lien*          Assistant Secretary        Senior Law Specialist

Steve Suleski*          Vice President             Vice President - Legal

Mark T. Warshauer*      Director                   Vice President

* The principal business address of these persons is: 5910 Mineral Point Road, Madison, Wisconsin 53705.

** The principal business address of these persons is: 2000 Heritage Way, Waverly, Iowa 50677.

     (c) CUNA Brokerage Services is the only principal underwriter. The Distribution Agreement between the Company and CUNA Brokerage Services and the Related Servicing Agreement between the Company and CUNA Brokerage Services specify the services provided by each party. Those contracts will have been filed as exhibits under Item 24(b)(3) on or before the date of effectiveness of the registration statement covering the contracts described herein. The Company intends to pay a dealer concession of approximately 7.25 percent, as will be more fully described in Schedule A of the Servicing Agreement.

                         (2)
     (1)           Net Underwriting        (3)               (4)
Name of Principal   Discounts and    Compensation on      Brokerage        (5)
   Underwriter       Commissions        Redemption      Commissions    Compensation
-----------------  ----------------  ---------------  ---------------  ------------
CUNA Brokerage
   Services, Inc.   $14,236,474.47*          0        $13,809,380.24*  $427,094.23*

*    Information as of May 1, 2006.

ITEM 30. LOCATION BOOKS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 2000 Heritage Way, Waverly, Iowa 50677 or at MEMBERS Capital Advisors, Inc. or CUNA Mutual Group, both at 5910 Mineral Point Road, Madison, Wisconsin 53705.

ITEM 31. MANAGEMENT SERVICES

     All management contracts are discussed in Part A or Part B of this registration statement.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) The registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the Contracts offered herein are being accepted.

     (b) The registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove and send to the Company for a statement of additional information.

     (c) The registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

     (d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

     (e) The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by CUNA Mutual Life Insurance Company.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 16th day of October, 2006.

                                        CUNA MUTUAL LIFE VARIABLE ANNUITY
                                        ACCOUNT (REGISTRANT)
                                        BY CUNA MUTUAL LIFE INSURANCE COMPANY


                                        By: /s/ Jeff Post
                                            ------------------------------------
                                            Jeff Post
                                            President

Pursuant to the requirements of the Securities Act of 1933, the registrant, CUNA Mutual Life Variable Annuity Account, has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Madison, and State of Wisconsin, on the 16th day of October, 2006.

                                        CUNA MUTUAL LIFE INSURANCE COMPANY
                                        (DEPOSITOR)


                                        By: /s/ Jeff Post
                                            ------------------------------------
                                            Jeff Post
                                            President

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 5 for this Registration Statement has been signed by the following persons in the capacities indicated and on the dates indicated.

         SIGNATURE AND TITLE            DATE
         -------------------            ----


/S/ ELDON R. ARNOLD                       *
-------------------------------------
Eldon R. Arnold, Director


/S/ JAMES L. BRYAN                        *
-------------------------------------
James L. Bryan, Director


/S/ LORETTA M. BURD                       *
-------------------------------------
Loretta M. Burd, Director


/S/ WILLIAM B. ECKHARDT                   *
-------------------------------------
William B. Eckhardt, Director


/S/ JOSEPH J. GASPER                      *
-------------------------------------
Joseph J. Gasper, Director


/S/ BERT J. HASH, JR.                     *
-------------------------------------
Bert J. Hash, Jr., Director


/S/ VICTORIA W. MILLER                    *
-------------------------------------
Victoria W. Miller, Director

         SIGNATURE AND TITLE            DATE
         -------------------          --------


/S/ C. ALAN PEPPERS                       *
-----------------------------------
C. Alan Peppers, Director


/S/ JEFF POST                             *
-----------------------------------
Jeff Post, Director


/S/ NEIL A. SPRINGER                      *
-----------------------------------
Neil A. Springer, Director


/S/ KEVIN S. THOMPSON                 10/16/06
-----------------------------------
Kevin S. Thompson, Attorney-In-Fact


/S/ FAROUK D. G. WANG                     *
-----------------------------------
Farouk D. G. Wang, Director


/S/ LARRY T. WILSON                       *
-----------------------------------
Larry T. Wilson, Director


/S/ JAMES W. ZILINSKI                     *
-----------------------------------
James W. Zilinski, Director

*    Pursuant to Powers of Attorney filed herewith

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following person in the capacity indicated on the date indicated.

SIGNATURE AND TITLE                     DATE
-------------------                     ----


/s/ Jeffrey D. Holley                   10/16/06
-------------------------------------
Jeffrey D. Holley
Chief Financial Officer


/s/ Jeff Post                           10/16/06
-------------------------------------
Jeff Post
President and Chief Executive Officer

                                  EXHIBIT INDEX

4.(j)(ii) Form of Guaranteed Minimum Withdrawal Benefit Rider. Incorporated herein by reference to post-effective amendment 7 to Form N-4 registration statement (File No. 333-116426) with the Commission on October 26, 2006.

4.(k)(ii) Form of Guaranteed Minimum Accumulation Benefit Rider. Incorporated herein by reference to post-effective amendment 7 to Form N-4 registration statement (File No. 333-116426) with the Commission on October 26, 2006.

5.(a)(v) State Variations to Application Form No. VAAPPw-1842-2006. Incorporated herein by reference to post-effective amendment 7 to Form N-4 registration statement (File no. 333-116426) with the Commission on October 26, 2006.

10. PricewaterhouseCoopers Consent

Deloitte & Touche Consent

15. Powers of Attorney